Net Financial Results - Detailed Information about Financial Results (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Financial income
Interest on cash and cash equivalents and investments in financial assets		$ 45		$ 221		$ 252
Interest on trade receivables		75		98		55
Other financial income		14		15		13
Total financial income		134		334		320
Financial costs
Loan interest		(670)		(686)		(668)
Hydrocarbon well abandonment provision financial accretion		(342)	[1]	(259)		(174)
Other financial costs		(157)		(204)		(146)
Total financial costs		(1,169)		(1,149)		(988)
Other financial results
Exchange differences generated by loans		17		145		40
Exchange differences generated by cash and cash equivalents and investments in financial assets		(31)		(294)		(199)
Other exchange differences, net		84		1,474		700
Result on financial assets at fair value through profit or loss		232		289		118
Result from derivative financial instruments		(1)		7		(9)
Result from net monetary position		39		37		146
Export Increase Program	[2]	3		22		0
Result from transactions with financial assets		(3)		32	[3]
Total other financial results		340		1,712		796
Net financial results		$ (695)		$ 897		$ 128

[1]	Includes 215 corresponding to the financial accretion of liabilities directly associated with assets held for sale, see Notes 2.b.13) and 11.
[2]	See Note 36.h).
[3]	Includes 19 corresponding to the adjustment for inflation of the fiscal year and (41) corresponding to the effect of the translation.